EQUITY TRANSACTIONS (Details Narrative) - USD ($)																			1 Months Ended																					3 Months Ended	12 Months Ended
	Apr. 03, 2020	Nov. 07, 2019	Oct. 08, 2019	Sep. 07, 2019	Jul. 15, 2019	Jun. 13, 2019	Mar. 04, 2019	Feb. 11, 2019	Sep. 07, 2018	Sep. 02, 2018	Jul. 01, 2018	Jul. 01, 2018	Apr. 10, 2018	Mar. 14, 2018	Mar. 06, 2018	Feb. 01, 2018	Jul. 10, 2017	Mar. 02, 2016	Jan. 27, 2020	Jul. 31, 2019	Jul. 30, 2019	May 23, 2019	Apr. 17, 2019	Mar. 29, 2019	Mar. 18, 2019	Jan. 16, 2019	Nov. 16, 2018	Nov. 16, 2018	Jul. 18, 2018	Jul. 18, 2018	Apr. 30, 2018	Apr. 19, 2018	Jan. 24, 2018	Dec. 31, 2017	Apr. 17, 2017	Jul. 31, 2016	Jun. 29, 2016	May 16, 2016	Oct. 28, 2015	Mar. 31, 2016	Dec. 31, 2019	Mar. 31, 2020	Jun. 17, 2019	Mar. 31, 2019	Dec. 31, 2018
Preferred Stock																																									4,988,000	4,988,000			5,909,000
Common stock, shares par value																																									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Common stock, shares authorized																																									900,000,000	900,000,000		900,000,000	900,000,000
Common stock, shares issued																																									763,967,603	763,967,603		541,965,449	541,965,449
Common stock, shares outstanding																																									763,967,603	763,967,603		541,965,449	541,965,449
Number of restricted common stock issued							52,000,000	55,000	500,000			106,000,000			55,000,000						10,000,000	200,000		52,000,000				45,000												120,000,000
Share Price							$ 0.082	$ 0.84	$ 0.0136															$ 0.08			$ 0.0939	$ 0.0939
Restricted shares of common stock returned		100,000																														120,000,000
Restricted common stock forfeited																					14,860,346
Number of common stock converted							52,000								55,000									58,000					110,000,000	100,000,000
Number of stock issued																													100,000	100,000
Fair market value of share					$ 0.1081										$ 0.016						$ 0.1110	$ 0.1310
Number of restricted common stock cancelled																8,000,000																				120,000,000
Gone Green Agreement
Fair market value of share																		$ 0.025																				$ 0.0036	$ 0.015
Stock issued																		40,000,000																				50,000,000	30,000,000
Value of stock issued																		$ 1,000,000																				$ 180,000	$ 450,000
Number of common stock cancelled																															120,000,000
Shareholder [Member]
Number of restricted common stock issued														20,000,000																					9,886,668
Executive [Member]
Number of restricted common stock issued																				50,000,000
Restricted shares of common stock returned																																40,000,000
Employee [Member]
Number of restricted common stock issued									10,000,000										5,000,000							5,000,000
Share Price									$ 0.0136										$ 0.00001							$ 0.0554
Restricted common stock forfeited		100,000
Fair market value of share																			$ 0.0637
Sponsored athlete [Member]
Number of restricted common stock issued																						262,500
Share Price																						$ 0.00001
Fair market value of share																						0.1310
Highdrate [Member]
Number of restricted common stock issued						500,000
Share Price						$ 0.00001
Fair market value of share																																											$ 0.1185
Proceeds from restricted common stock issued						$ 22,500
Matthew Nicoletti [Member]
Number of common stock converted								55,000,000									50,000,000										45,000,000
Number of stock issued								55,000																			45,000	45,000
Fair market value of share								$ 0.0939840									$ 0.012										$ 0.0939	$ 0.0939
Stock issued													106,000																					110,000
Value of stock issued													$ 106,000																					$ 111,426
Christopher Selinger [Member]
Number of restricted common stock issued				10,000,000
Share Price				$ .00001
Fair market value of share				$ 0.0136						$ 0.0136
Stock issued										10,000,000
Matthew Crystal [Member]
Fair market value of share									$ 0.0136
Stock issued									500,000
Quantum [Member]
Number of common stock converted					106,000,000																		52,000,000		58,000,000
Number of stock issued					106,000																		52,000		58,000
Fair market value of share					$ 0.1081																		$ 0.076		$ 0.0785
Jazmin Gonzalez [Member]
Fair market value of share																						$ 0.131
Stock issued																						100,000
Michelle Motta [Member]
Restricted common stock forfeited																																									100,000
Fair market value of share																						$ 0.131
Stock issued																						100,000
Number of common stock cancelled		100,000
Ryan Dodd [Member]
Fair market value of share	$ 0.0315																					$ 0.131
Stock issued	85,000																					262,500
William Jeffrey Outlaw [Member]
Fair market value of share			$ 0.111
Stock issued			10,000,000
Paul O’Renick [Member]
Fair market value of share	$ 0.0315
Stock issued	5,000,000
Series C Preferred Stock [Member]
Preferred stock, shares par value																																									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized																																									3,300,000	3,300,000		3,300,000	3,300,000
Preferred stock, shares issued																											55,000	55,000													0	0		271,000	271,000
Preferred stock, shares outstanding																																									0	0		271,000	271,000
Number of restricted common stock issued											106,000																			110,000
Series A Preferred Stock [Member]
Preferred stock, shares par value																																									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized																																									5,000,000	5,000,000		5,000,000	5,000,000
Preferred stock, shares issued																																									4,000,000	4,000,000		4,000,000	4,000,000
Preferred stock, shares outstanding																																									4,000,000	4,000,000		4,000,000	4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value																																									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized																																									1,200,000	1,200,000		1,200,000	1,200,000
Preferred stock, shares issued																																									488,000	488,000		1,138,000	1,138,000
Preferred stock, shares outstanding																																									488,000	488,000		1,138,000	1,138,000
Number of stock issued																													110,000	110,000
Series B Preferred Stock [Member] | Matthew Nicoletti [Member]
Stock issued																																					50,000
Value of stock issued																																					$ 9,800
Series D Preferred Stock [Member]
Preferred stock, shares par value																																									$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized																																									500,000	500,000		500,000	500,000
Preferred stock, shares issued																																									500,000	500,000		500,000	500,000
Preferred stock, shares outstanding																																									500,000	500,000		500,000	500,000
Series D Preferred Stock [Member] | Executive [Member]
Number of restricted common stock issued																																	500,000
Fair market value of share																																	$ 0.0158